INCOME TAXES - Schedule of Details of General Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General Taxes
Real and personal property	$ 7	$ 6	$ 7
Social security and unemployment	16	15	14
Total general taxes	23	21	21
First Energy [Member]
General Taxes
kWh excise	189	186	185
State gross receipts	278	247	235
Real and personal property	735	642	615
Social security and unemployment	126	113	113
Other	17	24	16
Total general taxes	$ 1,345	$ 1,212	$ 1,164